OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [text block] [Abstract]
Disclosure Of Other Liabilities
	2019	2018
	£m	£m
Settlement balances	760	485
Unitholders’ interest in Open Ended Investment Companies[1]	11,928	12,933
Unallocated surplus within insurance businesses	400	382
Lease liabilities	1,844	46
Other creditors and accruals	5,401	5,787
Total other liabilities	20,333	19,633
1	Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported at fair value in other liabilities.

Disclosure of maturity analysis of operating lease payments [text block]	The maturity of the Group’s lease liabilities was as follows:

	2019	2018
	£m	£m
Not later than 1 year	241	10
Later than 1 year and not later than 2 years	222	9
Later than 2 years and not later than 3 years	207	7
Later than 3 years and not later than 4 years	170	6
Later than 4 years and not later than 5 years	145	2
Later than 5 years	859	12
	1,844	46